Property, Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	September 30, 2020	March 31, 2020

Machinery	$675,892	$638,660
Vehicles	185,636	182,563
Office equipment	78,005	74,797
Electric equipment	150,631	144,436
Leasehold improvement	1,626,023	1,559,152
Total property plant and equipment, at cost	2,716,187	2,599,608
Less: accumulated depreciation	(1,253,551)	(1,025,006)
Total property, plant and equipment, net	$1,462,636	$1,574,602